Information: Condensed Financial Statements of the Company - Schedule of Condensed Balance Sheet (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheet [Line Items]
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0001
Ordinary shares authorized	[1]	19,700,000,000	19,700,000,000
Ordinary shares issued	[1]	71,667,000	71,667,000
Ordinary shares outstanding	[1]	71,667,000	71,667,000
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheet [Line Items]
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0001
Ordinary shares authorized	[1]	100,000,000	100,000,000
Ordinary shares issued	[1]	45,000,000	45,000,000
Ordinary shares outstanding	[1]	45,000,000	45,000,000

[1]	On November 18, 2024, the Company announced a dual-class stock structure that the ordinary shares were re-classified as Class A ordinary shares and Class B ordinary shares. Besides, the Company approved that the addition of 19,500,000,000 of authorized shares with a par value of US$0.0001 each, following the increase of capital, the authorized share capital of the Company shall be US$2,000,000 divided into (i) 19,700,000,000 Class A ordinary shares of a par value of US$0.0001 each. (ii) 100,000,000 Class B ordinary shares of a par value of US$0.0001 each, and (iii) 200,000,000 shares of a par value of US$0.0001 each of such class or classes (however designated) as the board of directors may determine in accordance with the third amended and restated memorandum and articles of association of the Company. All shares and associated amounts have been retroactively restated to reflect the authorization of these shares (see Note 11).